Information About Geographic Areas And Major Customers	12 Months Ended
Dec. 31, 2011
Information About Geographic Areas And Major Customers
Information About Geographic Areas And Major Customers
NOTE 14:-	INFORMATION ABOUT GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

a.	The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

b.	Information on sales by geographic distribution:

The total revenues are attributed to geographic areas based on the location of the Company's end customers.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011:

	Total revenues
	Year ended December 31,
	2009	2010	2011

Israel	$697	$718	$736
United States	22,478	45,638	34,426
Canada	764	1,879	12,514
Europe (without, Italy, France, Spain and Denmark)	24,398	20,415	18,963
France	17,252	11,049	5,503
Italy	19,281	17,333	14,791
Spain	9,734	14,186	6,605
Denmark	35,483	7,115	5,608
Latin America (without Argentina)	29,313	21,980	26,388
Argentina	16,056	4,895	2,008
Africa (without Nigeria)	41,726	26,191	23,046
Nigeria	167	12,902	5,449
Asia (without India)	25,288	19,528	19,449
India	2,602	1,986	14,551

	$245,239	$205,815	$190,037

The following table presents total long-lived assets as of December 31, 2010 and 2011:

	Total long-lived assets
	December 31,
	2010	2011

Israel	$10,185	$6,536
Romania	3,058	2,545
Other	1,360	693

	$14,603	$9,774

The total long-lived assets are attributed to geographic areas based on the location of the assets.

c.	The following is a summary of the percentages of net sales from major customers:

	% of consolidated revenue
	Year ended December 31,
	2009	2010		2011

Customer A	15%	*)	-	*)	-

*) Less than 10% of the Company's consolidated revenues